Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Allowance for doubtful accounts receivable, net	$ 306,975	$ 138,580	$ 337,461
Preferred stock, par value	$ 1.00	$ 1.00	$ 1.00
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000	100,000	100,000
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0
Common Class B [Member]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	36,636,264	39,040,748	38,557,643
Common stock, shares outstanding	36,636,264	39,040,748	38,557,643